Related party disclosures (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Related party disclosures [Line Items]
Tax ID		96,529,340-k		Oman
Nature		Joint venture		Joint venture
Country of origin		Jordan	[1]	United States
Transaction		Sale of products
Revenue from sale of goods, related party transactions		$ 149,978		$ 268,237	$ 212,191
Dividend income		2,807
Revenue from rendering of services, related party transactions		0
Amounts receivable, related party transactions	[2]	$ 0
Doktor Tarsa Tarim Sanayi AS [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		Turkey
Transaction		Sale of products
Revenue from sale of goods, related party transactions				17,538	11,619
Ajay Europe S.A.R.L [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		France
Transaction		Sale of products
Revenue from sale of goods, related party transactions				15,706	17,977
Ajay Europe S,A.R.L. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		France
Transaction		Dividends
Dividend income				969	1,338
Ajay North America LLC. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		United States
Transaction		Sale of products
Revenue from sale of goods, related party transactions		$ 16,810		13,206	12,865
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		United Arab Emirates
Transaction		Sale of products
Revenue from sale of goods, related party transactions				$ 4,351	8,312
Charlee SQM Thailand Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	[3],[4]	Foreign
Nature	[4]	Associate	[3]	Associate
Country of origin	[4]	Thailand	[3]	Thailand
Transaction	[3]	Sale of products
Revenue from sale of goods, related party transactions	[3]	$ 4,960		$ 5,102	3,798
Sales de Magnesio Ltda. [Member]
Related party disclosures [Line Items]
Tax ID		77.557.430-5
Nature		Associate
Country of origin		Chile
Transaction		Sale of products
Revenue from sale of goods, related party transactions				45	0
Kowa Company Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	[5]	Foreign
Nature	[5]	Other related parties
Country of origin	[5]	Japan
Transaction	[5]	Sale of products
Revenue from sale of goods, related party transactions	[5]			132,495	91,678
SQM Vitas Brasil Agroindustria [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint control or significant influence
Country of origin		Brazil
Transaction		Sale of products
Revenue from sale of goods, related party transactions				31,137	17,686
SQM Vitas Peru S.A.C. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint control or significant influence
Country of origin		Peru
Transaction		Sale of products
Revenue from sale of goods, related party transactions				23,058	22,090
SQM Vitas Fzco. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint venture
Country of origin		United Arab Emirates
Transaction		Sale of products
Revenue from sale of goods, related party transactions				85	965
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint venture
Country of origin		China
Transaction		Sale of products
Revenue from sale of goods, related party transactions				0	9,950
Coromandel SQM India [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint venture
Country of origin		India
Transaction		Sale of products
Revenue from sale of goods, related party transactions				8,011	4,630
SQM Vitas Spain [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint venture
Country of origin		Spain
Revenue from sale of goods, related party transactions				0	5,528
SQM Vitas Plantacote B.V [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint venture
Country of origin		Netherlands
Transaction		Sale of products
Revenue from sale of goods, related party transactions				0	49
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint venture
Country of origin		China
Transaction		Sale of products
Revenue from sale of goods, related party transactions				200	166
SQM Vitas Holland B.V. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint venture
Country of origin		Holland
Transaction		Sale of products
Revenue from sale of goods, related party transactions				0	634
Callegari Agricola S.A. [Member]
Related party disclosures [Line Items]
Tax ID		79.049.778-9
Nature		Other related parties
Country of origin		Chile
Transaction		Sale of products
Revenue from sale of goods, related party transactions				210	44
Minera Exar S.A. [Member]
Related party disclosures [Line Items]
Tax ID	[2],[6]	Foreign
Nature	[2],[6]	Joint venture
Country of origin	[6]	Argentina
Transaction	[2]	Loans
Amounts receivable, related party transactions	[2]			11,000	0
Terra Tarsa Ukraine LLC [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		Turkey
Transaction		Sale of services
Revenue from rendering of services, related party transactions				1,218	0
Terra Tarsa Don LLC [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		Russian Federation
Transaction		Sale of products
Revenue from sale of goods, related party transactions				423	0
Plantacote N.V [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		Belgium
Transaction		Sale of products
Revenue from sale of goods, related party transactions				2,108	0
Ajay North America LLC. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		United States
Transaction		Dividends
Dividend income				1,123	2,605
Charlee SQM Thailand Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	[3]	Foreign
Nature	[3]	Associate
Country of origin	[3]	Thailand
Transaction	[3]	Dividends
Dividend income	[3]			0	0
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint venture
Country of origin		China
Transaction		Sale of services
Revenue from rendering of services, related party transactions				252	257
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		United Arab Emirates
Transaction		Dividends
Dividend income				0	0
SQM Eastmed Turkey [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Associate
Country of origin		Turkey
Transaction		Sale of products
Revenue from sale of goods, related party transactions		$ 30		0	0
Pavoni & C, SPA [Member]
Related party disclosures [Line Items]
Tax ID		Foreign
Nature		Joint venture
Country of origin		Italy
Transaction		Sale of products
Revenue from sale of goods, related party transactions		$ 201		0	0
Arpa Speciali SRL [Member]
Related party disclosures [Line Items]
Tax ID		Foreing
Nature		Other related parties
Country of origin		Italy
Transaction		Sale of products
Revenue from sale of goods, related party transactions		$ 207		$ 0	$ 0

[1]	These Companies are subsidiaries of the joint venture Abu Dhabi Fertilizer Industries WWL
[2]	During the month of December 2018, the stake held in Minera Exar S.A. was sold.
[3]	As of November 2018, the ownership interest in Charlee SQM Thailand Co. Ltd. was sold.
[4]	During the month of November 2018, the stake held in Charlee SQM Thailand Co. Ltd. was sold.
[5]	As of December 31, 2018, Kowa Company Ltd. is not considered a related party.
[6]	During the month of December 2018, the stake held in Minera Exar S.A.